INCOME TAXES - Provision for (benefit from) income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal				$ (282)
State			$ 18	74
International			121	107
Current income tax expense benefit			139	(101)
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal			42	(9,513)
State			142	(4,422)
International				(6)
Deferred income tax expense benefit	$ 46	$ 46	184	(13,941)
Total provision (benefit) for income taxes	$ 54	$ 65	$ 323	$ (14,042)